Expense Example - Class A Class C and Institutional Class - Inverse SP 500 Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	649	1,016	1,408	2,500	359	799	1,364	2,904